Related Party Transactions and Balances - Schedule of Financial Support to these Related Parties (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Sep. 30, 2025 CNY (¥)
Schedule of Financial Support to these Related Parties [Line Items]
Balance due to related parties	$ 154	¥ 1,060	¥ 1,060
Mr. Zhang Yong [Member]
Schedule of Financial Support to these Related Parties [Line Items]
Relationship with the Company	Former Chief Executive Officer. Mr. Zhang was appointed as CEO on October 17, 2024, and resigned on January 2025.
Balance due to related parties		1,060	1,060
Mr. Sun Zhichen [Member]
Schedule of Financial Support to these Related Parties [Line Items]
Relationship with the Company	Chief Executive Officer from January·2025, former Chief Financial Officer till October 17, 2024.
Ms. Chang Jiaxing [Member]
Schedule of Financial Support to these Related Parties [Line Items]
Relationship with the Company	Chief Financial Officer from October 17, 2024, and resigned on April 3, 2026
Mr. Wu Guofu [Member]
Schedule of Financial Support to these Related Parties [Line Items]
Relationship with the Company	Independent director
Ms. Qiao Nini [Member]
Schedule of Financial Support to these Related Parties [Line Items]
Relationship with the Company	Independent director
Related Party [Member]
Schedule of Financial Support to these Related Parties [Line Items]
Balance due to related parties		¥ 1,060	¥ 1,060